Consolidated Segment Data (Details) - Schedule of Depreciation and Amortization by Segment - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Depreciation and Amortization by Segment [Abstract]
Total depreciation and amortization	$ 2,436,330	$ 2,697,378
Secured logistics [Member]
Schedule of Depreciation and Amortization by Segment [Abstract]
Total depreciation and amortization	1,570,069	1,887,059
Robotics AI solutions [Member]
Schedule of Depreciation and Amortization by Segment [Abstract]
Total depreciation and amortization	741,548	810,319
General security solutions [Member]
Schedule of Depreciation and Amortization by Segment [Abstract]
Total depreciation and amortization	$ 124,713